INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	611,758	527,747	252,883
Weighted average number of ordinary shares outstanding – basic and diluted	200,000,000	210,409,863	216,100,000
Basic and diluted net income per share	3.06	2.51	1.17